INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	$ 81,671	$ 72,969
Total liabilities	(53,048)	(47,415)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	94,382	71,023
Total liabilities	(52,774)	(42,116)
Net assets	$ 41,608	$ 28,907